INTANGIBLE ASSETS (Details)	6 Months Ended
Apr. 30, 2024 USD ($)
INTANGIBLE ASSETS
Estimated useful lives of intangible assets	10 years
INTANGIBLE ASSETS
Regulatory licenses	$ 1,797,109
Less: accumulated amortization	(30,148)
Intangible assets, net	1,766,961
Amortization expense	$ 30,148